As filed with the Securities and Exchange	Registration No. 033-81216
Commission on August 15, 2012	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 46 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel ING US Legal Services One Orange Way, C2N, Windsor, Connecticut 06095-4774 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _______________ pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 30, 2012 are incorporated into Parts A and B, respectively of this Post-Effective Amendment No. 46 by reference to Registrant’s filing under Rule 497(c) as filed on April 30, 2012.

A supplement dated August 15, 2012 to the Prospectus is included in Part A of this Post- Effective Amendment No. 46.

ING Life Insurance and Annuity Company
and its Variable Annuity Account C

State University of New York Defined Contribution Retirement Plan

Supplement dated August 15, 2012 to the Contract Prospectus and Contract Prospectus Summary, each dated April 30, 2012.

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract Prospectus and Contract Prospectus Summary for future reference.

Effective September 14, 2012, the following changes will occur:

1.	Subaccounts that invest in the following funds will be available for investment through your contract:
	•	ASTON/Fairpointe Mid Cap Fund (Class N)(1)
	•	Delaware Diversified Income Fund (Class A)(1)
	•	ING American Century Small-Mid Cap Value Portfolio (Class I)
	•	ING International Index Portfolio (Class I)
	•	ING JPMorgan Mid Cap Value Portfolio (Class I)
	•	ING Large Cap Value Portfolio (Class I)
	•	ING MidCap Opportunities Portfolio (Class I)
	•	ING SmallCap Opportunities Portfolio (Class I)
	•	Invesco International Growth Fund (Institutional Class)(1)
	•	JPMorgan Government Bond Fund (Select Class Shares)(1)
	•	Parnassus Equity Income FundSM (Investor Shares)(1)
	•	Pioneer Equity Income Fund (Class Y)(1)
	•	Wanger International
	•	Wanger USA
__________
	(1)	This fund is available to the general public, in addition to being available through variable annuity contracts.

2.	The subaccount that invests in the ING International Value Portfolio will be closed for further investment to new investors. Existing investors in the subaccount corresponding to the ING International Value Portfolio on
September 14, 2012, who maintain an allocation percentage in the subaccount greater than zero may continue to direct new contributions to the subaccount. Transfers from other investment options will not be allowed into this subaccount; only transfers out of the subaccount will be allowed.

3.	The following information will be added to the Contract Prospectus under TAX CONSIDERATIONS–Taxation of Qualified Contracts, and in the Contract Prospectus Summary under Tax Considerations–Taxation of Qualified
Contracts:

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. These funds are identified above. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

X.81216-12		1 of 3	August 2012

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

4.	The following information will be added to the Contract Prospectus under APPENDIX III–Fund Descriptions, and in the Contract Prospectus Summary under APPENDIX IV–Fund Descriptions:
	Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
	ASTON/Fairpointe Mid Cap Fund	Seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

Investment Adviser: Aston Asset Management LP
Subadviser: Fairpointe Capital LLC
	Delaware Diversified Income Fund	Seeks maximum long-term total return, consistent with reasonable risk.

Investment Adviser: Delaware Management
Company
	ING American Century Small-Mid Cap Value	Seeks long-term capital growth; income is a secondary objective.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: American Century Investment
Management, Inc.
	ING International Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
	Invesco International Growth Fund	Seeks long-term growth of capital.
Investment Adviser: Invesco Advisers, Inc.
	ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
	ING Large Cap Value Portfolio	Seeks long-term growth of capital and current income.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC
	ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

X.81216-12 2 of 3 August 2012

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
ING SmallCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
JPMorgan Government Bond Fund	Seeks a high level of current income with liquidity and safety of principal.

Investment Adviser: J.P. Morgan Investment
Management Inc.
Parnassus Equity Income Fund	Seeks to achieve both capital appreciation and current income by investing primarily in a diversified portfolio of equity securities.
Investment Adviser: Parnassus Investments
Pioneer Equity Income Fund	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity of U.S. Corporations.

Investment Adviser: Pioneer Investment
Management, Inc.
Wanger International	Seeks long-term capital appreciation.
Investment Adviser: Columbia Wanger Asset
Management, LLC
Wanger USA	Seeks long-term capital appreciation.
Investment Adviser: Columbia Wanger Asset
Management, LLC

5.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of these changes. Therefore, there will be no change to the expense examples shown in the
Contract Prospectus and Contract Prospectus Summary.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by)
ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One
Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial
Advisers, LLC has selling agreements.

X.81216-12 3 of 3 August 2012

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Incorporated by reference in Part A:
Condensed Financial Information
(2)		Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2011
		-	Statements of Operations for the year ended December 31, 2011
		-	Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2011 and 2010
		-	Consolidated Statements of Operations for the years ended December 31,
2011, 2010, and 2009
		-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2011, 2010, and 2009
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2011, 2010, and 2009
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2011, 2010, and 2009
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 033-75986), as filed on April 22, 1996.
	(2)		Not applicable
	(3.1)		Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on Form
N-4 (File No. 033-75996), as filed on December 20, 2006.
	(3.3)		Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and Annuity
Company • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on February
11, 2011.
(4.1)	Variable Annuity Contract (G-401-IB(X/M)) • Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 17, 1996.
(4.2)	Variable Annuity Contract (G-CDA-IB(XC/SM)) • Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 17, 1996.
(4.3)	Variable Annuity Contract Certificate (GC401-IB(X/M) to Contract
G-401-IB(X/M) • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2003.
(4.4)	Variable Annuity Contract Certificate (GC403-IB(XC/SM) to Contract
G-CDA-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment
No. 24 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
April 11, 2003.
(4.5)	Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and
G-401-IB(X/M) and Contract Certificates GC401-IB(X/M) and
GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No.
7 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
February 12, 1997.
(4.6)	Endorsement (EGET-99) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)
and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM) • Incorporated
by reference to Post-Effective Amendment No. 13 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 7, 1999. (have contracts check these out)
(4.7)	Endorsement (ESU401-01) to Contract G-401-IB(X/M) and Certificate
GC401-IB(X/M) • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
December 11, 2001.
(4.8)	Endorsement (ESU403-01) to Contract G-CDA-IB(XC/SM) and Certificate
GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No.
20 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
December 11, 2001.

(4.9)	Endorsement EEGTRRA-HEG(01) to Contracts G-401-IB(X/M) and
G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and
GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No.
22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
February 15, 2002.
(4.10)	Endorsement ESUNY-02 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)
and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM) • Incorporated
by reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2002.
(4.11)	Endorsement ENMCHG (05/02) and ENMCHGI (05/02) for name change •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.12)	Endorsement ESUNY-02-1 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)
and Certificates GC401-IB(X/M) and GC403-IB(XC/SM) • Incorporated by
reference to Post-Effective Amendment No. 26 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on December 8, 2003.
(4.13)	Endorsement ESUNY-LOAN (9/04) to Contracts G-401-IB(X/M) and G-CDA-
IB(XC/SM) and Certificates GC401-IB(X/M) and GC403-IB(XC/SM) •
Incorporated by reference to Post-Effective Amendment No. 29 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on February 10, 2005.
(4.14)	Endorsement ESUNY-HDSP-04 to Contract G-403-IB(X/M) and Certificate
GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No.
34 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2007.
(4.15)	Endorsement E-403bR-09 to Contract Certificate GC403-IB(XC/SM) and
Contract G-CDA-IB(XC/SM) • Incorporated by reference to Post-Effective
Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-81216),
as filed on April 13, 2009.
(4.16)	Endorsement E-403bTERM-08 to Contract Certificate GC403-IB(XC/SM) and
Contract G-CDA-IB(XC/SM) • Incorporated by reference to Post-Effective
Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-81216),
as filed on April 13, 2009.
(4.17)	Endorsement E-DOMA-10 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)
and Certificates GC401-IB(X/M), GC403-IB(XC/SM), GFE-PCCA-IC(NY) and
GFE-PPCA-IC(NY) • Incorporated by reference to Post-Effective Amendment
No. 45 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
April 11, 2012.

(5)	Variable Annuity Contract Application (300-MOP-02NY) • Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 14, 2004.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007)
of ING Life Insurance and Annuity Company • Incorporated by reference to ING
Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-
23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 • Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not applicable
(8.1)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 19, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset
Management, LLC, Aston Funds and PFPC Distributors, Inc. • Incorporated by
reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as
filed on June 22, 2010.
(8.2)	Rule 22c-2 Agreement made and entered into as of March 19,2010 between Aston
Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 57 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 8, 2010.
(8.3)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management Company,
Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 19, 1998.
(8.4)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.5)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. • Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.

(8.6)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 17, 2009 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware
Service Company, Inc.
(8.7)	Schedule A-1 dated August 1, 2010 to Selling and Services Agreement and Fund
Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC, and Delaware Service Company, Inc.
(8.8)	Rule 22c-2 Agreement made and entered into as of March 17, 2009 between
Delaware Service Company, Inc. and ING Life Insurance and Annuity Company
and ING National Trust
(8.9)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V and amended on June 26, 2009 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.10)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable
Insurance Products Fund V and Fidelity Distributors Corporation • Incorporated by
reference to Post-Effective Amendment No. 51 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on July 27, 2007.
(8.11)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial Advisers,
LLC and amended on April 1, 2005 and April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on August 5, 2004, and by reference to Post-Effective
Amendment No. 47 (File No. 033-75962), as filed on November 21, 2006.

(8.12)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.13)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. • Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.
(8.14)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. and amended on June
5, 2007 • Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1,
2007, and by reference to Pre-Effective Amendment No. 1 (File No. 333-139695),
as filed on July 6, 2007.
(8.15)	Amendment No. 2 dated November 17, 2011 to Amended and Restated
Participation Agreement dated December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. and amended on June 5, 2007 •
Incorporated by reference to Post-Effective Amendment No. 59 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.16)	Amended and Restated Administrative Services Agreement executed as of October
3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and
Annuity Company, ING Insurance Company of America, ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.17)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York • Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on April 3, 2012.

(8.18)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.19)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2000, ING
Investors Trust) and Directed Services, Inc. and amended on October 9, 2006 •
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-1A (File No. 033-23512), as filed on August 1, 2003, and by reference to Post-Effective Amendment No. 47 (File No. 033-75962), as filed on
November 21, 2006.
(8.20)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC and amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29,
2005, August 31, 2005, December 7, 2005 and April 28, 2006 • Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-
Effective Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 20 to Registration Statement
on Form N-1A (File No. 333-32575), as filed on April 1, 2005, and by reference to
Post-Effective Amendment No. 32 (File No. 033-81216), as filed on April 11,
2006, and by reference to Initial Registration (File No. 333-134760), as filed on
June 6, 2006.
(8.21)	Shareholder Servicing Agreement (Service Class Shares) dated as of November
27, 2001 between Portfolio Partners, Inc. (renamed ING Partners, Inc. effective
May 1, 2002) and Aetna Life Insurance and Annuity Company (renamed ING Life
Insurance and Annuity Company effective May 1, 2002) and amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, December 7, 2005 and
April 28, 2006 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002, and by reference to Post-Effective Amendment No. 30 (File No. 033-
75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment
No.28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-
Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement (File No. 333-134760), as filed on June 6, 2006.

(8.22)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
Investment Management, Inc. and amended on November 9, 1998, December 31,
1999, February 11, 2000, May 1, 2000, February 27, 2001 and June 19, 2001 •
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
56297), as filed on June 8, 1998, and by reference to Post-Effective Amendment
No. 2 (File No. 333-56297), as filed on December 14, 1998, and by reference to
Post-Effective Amendment No. 19 (File No. 333-01107), as filed on February 16,
2000, and by reference to Post-Effective Amendment No. 20 (File No. 333-
01107), as filed on April 4. 2000, and by reference to Post-Effective Amendment
No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-
Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.23)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connectionwith the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on November 4, 1998, February 11, 2000, May 1, 2000 and June 26,
2001 • Incorporated by reference to Registration Statement on Form N-4 (File No.
333-56297), as filed on June 8, 1998, and by reference to Post-Effective
Amendment No. 2 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as filed on
April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File No.
033-75988), as filed on April 13, 2004.
(8.24)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust (renamed ING Variable Products Trust), Aetna Life Insurance and
Annuity Company (renamed ING Life Insurance and Annuity Company) and ING
Pilgrim Securities, Inc. and amended on August 30, 2002 • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on July 13, 2001, and by reference to Post-
Effective Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003.
(8.25)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) • Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on April 10, 2003.

(8.26)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Fund Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.27)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds (renamed Invesco Equity Funds), AIM Distributors, Inc. (renamed
Invesco Distributors, Inc.), and Aetna Life Insurance and Annuity Company
(renamed ING Life Insurance and Annuity Company) and amended on January 1,
2003 • Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-105479), as filed on May 22, 2003, and by reference to Post-
Effective Amendment No. 2 (File No. 333-105479), as filed on April 21, 2004.
(8.28)	(Retail) Second Amendment dated March 31, 2011 to Participation Agreement dated as of October 1, 2000 by and among ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York and Invesco Distributors, Inc. (f/k/a A I M Distributors, Inc.) and
amended on January 1, 2003 • Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on April 3, 2012.
(8.29)	(Retail) Third Amendment dated January 1, 2012 to Participation Agreement dated as of October 1, 2000 by and among ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York and Invesco Distributors, Inc. (f/k/a A I M Distributors, Inc.) and amended on January 1, 2003 and March 31, 2011 • Incorporated by reference to Post-
Effective Amendment No. 59 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 3, 2012.
(8.30)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. • Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.

(8.31)	Services Agreement and Fund Participation Agreement dated as of December 7,
2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC and JPMorgan
Trust I, JPMorgan Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P.
Morgan Mutual Fund Group, J.P. Morgan Mutual Fund Investment Trust,
Undiscovered Managers Funds, and JPMorgan Value Opportunities Fund Inc. and
J.P. Morgan Investment Management Inc., Security Capital Research &
Management Incorporated
(8.32)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007, among JPMorgan Distribution Services, Inc. and ING Life Insurance and
Annuity Company
(8.33)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company and amended on April 30, 2009 (effective as of May 1, 2005) • Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.34)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company and amended on April 30, 2009
(effective as of May 1, 2005) • Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on October 26, 2001, and by reference to Post-Effective Amendment No.
56 (File No. 333-01107), as filed on December 18, 2009.
(8.35)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.36)	Parnassus Selling and Services Agreement and Fund Participation Agreement dated
2008 by and between ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC, and Parnassus Funds Distributor • Incorporated by reference to
Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June
22, 2010.
(8.37)	Rule 22c-2 Agreement made and entered as of this 1 day of September, 2008 between Parnassus Funds Distributors and ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York and Systematized Benefits Administrators Inc. • Incorporated by reference to
Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June
22, 2010.

(8.38)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York • Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 25, 2012.
(8.39)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC (renamed Allianz Global Investors Distributors
LLC) and amended on August 15, 2007 • Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005, and by reference to Post-Effective
Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.
(8.40)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”) and ING Life Insurance and Annuity Company, and ReliaStar
Life Insurance Company and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-
Effective Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.
(8.41)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company and amended on August 15,
2007 • Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005, and by reference to post-Effective Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.
(8.42)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.

(8.43)	(Retail) Fund Participation Agreement dated as of September 21, 2000 among
Aetna Life Insurance and Annuity Company, Pioneering Services Corporation and
Pioneer Funds Distributor, Inc. and amended on August 5, 2003, April 1, 2003,
May 1, 2004, March 1, 2008 and September 17, 2010 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22,
2003, and by reference to Post-Effective Amendment No. 2 (File No. 333-
105479), as filed on April 21, 2004, and by reference to Post-Effective
Amendment No. 8 (File No. 333-109860), as filed on April 18, 2006, and by reference to Post-Effective Amendment No. 12 (File No. 333-109860), as filed on
April 15, 2009, and by reference to Post-Effective Amendment No. 17 (File No.
333-109860), as filed on December 3, 2010.
(8.44)	(Retail) Trust Networking Agreement dated as of November 7, 2002 by and between Pioneer Investment Management Shareholder Services, Inc. and ING
Financial Advisers, LLC • Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on April 16, 2004.
(8.45)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.46)	Selling and Services Agreement and Fund Participation Agreement dated
September 26, 2005 by and among ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and Columbia Management Distributors, Inc. and
amended on April 1, 2008 and February 18, 2009 • Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 11, 2008, and by reference to Post-Effective
Amendment No. 11 (File No. 333-109860), as filed on December 15, 2008, and by reference to Post-Effective Amendment No. 5 (File No. 333-130822), as filed on
April 9, 2009.
(8.47)	Third Amendment dated March 21, 2011 to the Selling and Services Agreement and Participation Agreement dated September 26, 2005 by and among Columbia
Management Investment Distributors, Inc., Columbia Management Investment
Services Corp., ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC and ING Financial Advisers, LLC as amended on April 1, 2008 and
February 18, 2009 • Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April
3, 2012.

(8.48)	Fourth Amendment dated August 11, 2011 to the Selling and Services Agreement and Participation Agreement dated September 26, 2005 by and among Columbia
Management Investment Distributors, Inc., Columbia Management Investment
Services Corp., ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC and ING Financial Advisers, LLC as amended on April 1, 2008,
February 18, 2009 and March 21, 2011 • Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
167680), as filed on April 3, 2012.
(8.49)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance
and Annuity Company, and ReliaStar Life Insurance Company and amended on
May 7, 2007 • Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February
11, 2005, and by reference to Post-Effective Amendment No. 53 (File No. 333-
01107), as filed on August 18, 2008.
(8.50)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February
11, 2005.
(8.51)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 among Columbia Management Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Life Insurance Company and Systematized
Benefits Administrators Inc. • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760),
as filed on July 27, 2007.
(8.52)	First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between
Columbia Management Investment Services Corp., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Life Insurance Company and Systematized
Benefits Administrators Inc. • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680),
as filed on April 3, 2012.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney • Incorporated by reference to Post-Effective Amendment No.
45 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2012.

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Netherlands
Mary (Maliz) E. Beams	One Orange Way	Director and President
Windsor, CT 06095-4774
Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Robert G. Leary	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin	230 Park Avenue	Director
New York, NY 10169
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Carol Stern	4550 North Park Avenue	Vice President and Chief Compliance
	Chevy Chase, MD 20815	Officer
Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

ING GROEP U.S. Insurance Holdings

	6-30-2012	ING GROEP N.V. Non-Insurer (The Netherlands) No FEIN
ING Insurance Topholding N.V. Non-Insurer (The Netherlands) No FEIN
ING VERZEKERINGEN N.V. Non-Insurer (The Netherlands) No FEIN
ING INSURANCE INTERNATIONAL B.V. Non-Insurer (The Netherlands) EIN# 98-0159264
6/14/2012	ING U.S., INC. Non-Insurer (Delaware) 52-1222820

ING North America Insurance Corporation Non-Insurer (Delaware) 52-1317217
ING Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204
ING Risk Management (Bermuda) Limited Non-Insurer (Bermuda) No FEIN Assigned
Lion Connecticut Holdings Inc. Non-Insurer (Connecticut) 02-0488491
IB Holdings LLC Non-Insurer (Virginia) 41-1983894
The New Providence Insurance Company Limited Non-Insurer (Cayman Islands) 98-0161114
ING Financial Partners, Inc. Non-Insurer (Minnesota) 41-0945505
ING Investment Management LLC Non-Insurer (Delaware) 58-2361003
ING Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148
	06/30/12	ING Investment Management (Bermuda) Holdings Limited Non-Insurer (Bermuda)
	Page 1	ING Investment Trust Co. Non-Insurer (Connecticut) 06-1440627
ING Investment Management (UK) Limited Non-Insurer (United Kingdom)
ING Investment Management Alternative Assets LLC Non-Insurer (Delaware) 13-4038444
ING Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170
		ING Furman Selz Investments III LLC Non-Insurer (Delaware) 13-4127836	1
Furman Selz Management (BVI) Limited Non-Insurer (British Virgin Islands)
ING Realty Group LLC Non-Insurer (Delaware) 13-4003969
ING Investment Management Services LLC Non-Insurer (New York) 13-3856628
ING Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011
Pomona G. P. Holdings LLC Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700
ING Alternative Asset Management Ireland Limited Non-Insurer (Ireland)
ING Capital Corporation, LLC Non-Insurer (Delaware) 86-1020892
06/30/12	ING Funds Services, LLC Non-Insurer (Delaware) 86-1020893
Page 2	ING Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744
ING Investments, LLC Non-Insurer (Arizona) 03-0402099
ING Life Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509
Directed Services LLC Non-Insurer (Delaware) 14-1984144
ING Financial Advisers, LLC Non-Insurer (Delaware) 06-1375177
ING National Trust Non-Insurer (Minnesota) 41-1966125
Systematized Benefits Administrators, Inc. Non-Insurer (Connecticut) 06-0889923
ING USA Annuity and Life Insurance Company Insurer (Iowa) 41-0991508 NAIC 80942
ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105
ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360
Whisperingwind I, LLC Insurer (South Carolina) 14-1981620 NAIC 12983
Whisperingwind II, LLC Insurer (South Carolina) 32-0185577 NAIC 13074
Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583
Roaring River II, LLC Insurer (Missouri) 27-2278894 NAIC 14007
ING Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284
ING Investment Advisors, LLC Non-Insurer (New Jersey) 22-1862786
Australia Retirement Services Holding, LLC Non-Insurer (Delaware) 26-0037599
ILICA Inc. Non-Insurer (Connecticut) 06-1067464
ING International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776
06/30/12	AII 1, LLC Non-Insurer (Connecticut) No tax id
Page 3	AII 2, LLC Non-Insurer (Connecticut) No tax id
AII 3, LLC Non-Insurer (Connecticut) No tax id
AII 4, LLC Non-Insurer (Connecticut) No tax id
ING Insurance Services, Inc. Non-Insurer (Connecticut) 06-1465377
Security Life Assignment Corp. Non-Insurer (Colorado) 84-1437826
Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713
ING America Equities, Inc. Non-Insurer (Colorado) 84-1251388

	Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109
	Whisperingwind III, LLC Insurer (South Carolina) 35-2282787 NAIC 12984
	Roaring River III Holding, LLC Non-Insurer (Delaware) 45-4771241
		Roaring River III, LLC Non-Insurer (Missouri) 80-0795318
	Security Life of Denver International Limited Insurer (Cayman Islands) 98-0138339
	Lion Custom Investments LLC Non-Insurer (Delaware) 98-0138339
	SLDI Georgia Holdings, Inc. Non-Insurer (Georgia) 26-1108872
		Lion II Custom Investments LLC Non-Insurer (Delaware) 27-1108872
06/30/12		Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157
Page 4	IIPS of Florida, LLC Non-Insurer (Florida)
	ING Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344	1	ING Furman Selz Investments III LLC owned 95.81% by ING Investment Management Alternative Assets LLC

Item 27. Number of Contract Owners

As of June 30, 2012, there were 635,530 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING U.S., Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING U.S., Inc. and any company in which ING U.S., Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING U.S.,
Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life
Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC,
Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial
Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar
Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account
(a separate account of RLIC registered as a unit investment trust under the 1940 Act) (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a
management investment company registered under the 1940 Act), (vi) ReliaStar Life
Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a
management investment company registered under the 1940 Act), (vii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

Ronald R. Barhorst	One Orange Way	Director and President
Windsor, CT 06095-4774

Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309

Carol Stern	4550 North Park Avenue	Director and Chief Compliance Officer
Chevy Chase, MD 20815

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

Christopher Cokinis	909 Locust Street	Vice President
Des Moines, IA 50309

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Christina Hurley	One Orange Way	Vice President
Windsor, CT 06095-4774

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Name	Principal Business Address	Positions and Offices with Underwriter

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

Barbara J. Kesterson	909 Locust Street	Vice President
Des Moines, IA 50309

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

Katherine E. Lewis	10700 West Research Drive	Vice President
Suite 190
Milwaukee, WI 53226

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Ethel Pippin	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Secretary

Tina M. Nelson	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

Randall K. Price	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

Susan M. Vega	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

Barry Eidex	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

Terry L. Owens	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial				$56,593,822.08
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2011.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, NW,
Atlanta, Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the offices of the Depositor as follows:

ING Americas
20 Washington Avenue South
Minneapolis, MN 55401

ING Americas
5780 Powers Ferry Road
Atlanta, GA 30327-4390

ING Life Insurance and Annuity Company
One Orange Way, C2N
Windsor, CT 06095-4774

Service Center
22 Century Hill Drive
Suite 101
Latham, NY 12110-2455

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC
No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-81216) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 15th day of August, 2012.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

	By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

	By:	Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 46 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature		Title	Date

Mary (Maliz) E. Beams*		Director and President )
Mary (Maliz) E. Beams	(principal executive officer))
)
Patrick G. Flynn*		Director and Chairman )	August
Patrick G. Flynn		)	15, 2012
)
Donald W. Britton*		Director )
Donald W. Britton		)
)
Alain M. Karaoglan*		Director )
Alain M. Karaoglan		)
)
Robert G. Leary*		Director )
Robert G. Leary		)
)

Rodney O. Martin*	Director	)
Rodney O. Martin		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(8.6)	(Retail) Selling and Services Agreement and Fund Participation
Agreement dated March 17, 2009 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC, and Delaware Service
	Company, Inc.	_________

24(b)(8.7)	Schedule A-1 dated August 1, 2010 to Selling and Services
Agreement and Fund Participation Agreement dated March 17,
2009 by and between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLC, ING Financial Advisers,
	LLC, and Delaware Service Company, Inc.	_________

24(b)(8.8)	Rule 22c-2 Agreement made and entered into as of March 17,
2009 between Delaware Service Company, Inc. and ING Life
	Insurance and Annuity Company and ING National Trust	_________

24(b)(8.31)	Services Agreement and Fund Participation Agreement dated as of
December 7, 2010 by and between ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC and JPMorgan Trust I, JPMorgan Trust
II, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan
Mutual Fund Group, J.P. Morgan Mutual Fund Investment Trust,
Undiscovered Managers Funds, and JPMorgan Value
Opportunities Fund Inc. and J.P. Morgan Investment Management
	Inc., Security Capital Research & Management Incorporated	_________

24(b)(8.32)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of
October 16, 2007, among JPMorgan Distribution Services, Inc.
	and ING Life Insurance and Annuity Company	_________

24(b)(9)	Opinion and Consent of Counsel	_________

24(b)(10)	Consent of Independent Registered Public Accounting Firm	_________